Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension remeasurements:
Remeasurements of defined benefit plans, Gross	€ 624	€ 414	€ 388
Net change during the year, Gross	624	414	388
Remeasurements of defined benefit plans, Tax	140	95	90
Net change during the year, Tax	140	95	90
Remeasurements of defined benefit plans, Net	484	319	298
Net change during the year, Net	484	319	298
Translation differences
Exchange differences on translating foreign operations, Gross	(1,232)	259	443
Transfer to income statement, Gross		1	(42)
Net change during the year, Gross	(1,232)	260	401
Exchange differences on translating foreign operations, Tax	(1)		(1)
Net change during the year, Tax	(1)		(1)
Exchange differences on translating foreign operations, Net	(1,231)	259	444
Transfer to income statement, Net		1	(42)
Net change during the year, Net	(1,231)	260	402
Net investment hedging
Net investment hedging (losses)/gains, Gross	266	(58)	(79)
Transfer to income statement, Gross			6
Net change during the year, Gross	266	(58)	(73)
Net investment hedging (losses)/gains, Tax	(42)	(12)	(16)
Transfer to income statement, Tax			1
Net change during the year, Tax	(42)	(12)	(15)
Net investment hedging (losses)/gains, Net	308	(46)	(63)
Transfer to income statement, Net			5
Net change during the year, Net	308	(46)	(58)
Cash flow and other hedges
Net fair value (losses)/gains, Gross	1	(64)	(44)
Transfer to income statement, Gross	14	62	(9)
Net change during the year, Gross	15	(2)	(53)
Net fair value (losses)/gains, Tax	1	(13)	(8)
Transfer to income statement, Tax	3	12	(2)
Net change during the year, Tax	4	(1)	(10)
Net fair value (losses)/gains, Net		(51)	(36)
Transfer to income statement, Net	11	50	(7)
Net change during the year, Net	11	(1)	(43)
Financial instruments at fair value through other comprehensive income
Net fair value (losses)/gains, Gross	(213)	(126)	(144)
Transfer to income statement on loss allowance, Gross	229	40	33
Transfer to income statement on disposal, Gross	31	94	66
Net change during the year, Gross	47	8	(45)
Net fair value (losses)/gain, Tax	38	25	28
Transfer to income statement on loss allowance, Tax	(46)	(8)	(8)
Transfer to income statement on disposal, Tax	(6)	(19)	(13)
Net change during the year, Tax	(14)	(2)	7
Net fair value (losses)/gains, Net	(175)	(101)	(116)
Transfer to income statement on loss allowance, Net	183	32	25
Transfer to income statement on disposal, Net	25	75	53
Net change during the year, Net	33	6	(38)
Available-for-sale investments
Net fair value losses - Fair value reserve	(175)	(101)	(116)
Other (decrease)/ increase, net, Gross	3		1
Other (decrease)/ increase, net, Net	3		1
Total, Gross	(277)	622	619
Total, Tax	(115)	(84)	(57)
Other comprehensive (loss)/income, net of tax	(392)	€ 538	€ 562
OCI impact on derecognized deferred tax	€ 94